Retirement benefits obligations - Amounts recognized in the statement of Comprehensive loss (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Retirement benefits obligations
Current service cost	SFr (85,432)	SFr (74,885)	SFr (170,864)	SFr (163,439)
Past service cost	36,459		36,459	219,104
Interest cost	(9,705)	(6,036)	(19,410)	(12,121)
Interest income	6,996	3,857	13,992	7,714
Company pension amount	SFr (51,682)	SFr (77,064)	SFr (139,823)	SFr 51,258